Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2011
Comprehensive Income (Loss) [Abstract]
Comprehensive Income (Loss)

10. Comprehensive Income (Loss)

The components of comprehensive income (loss) are as follows for the three and nine months ended September 30, 2011 and 2010:

	Three Months Ended		Nine Months Ended
(in thousands of dollars)	September 30, 2011	September 30, 2010	September 30, 2011	September 30, 2010
Net Loss	$(1,569)	$(517)	$(16,056)	$(3,394)
Translation adjustment	(1,726)	825	(952)	349

Comprehensive Loss	$(3,295)	$308	$(17,008)	$(3,045)

The following table summarizes the components of accumulated other comprehensive loss and the changes in accumulated other comprehensive loss for the nine months ended September 30, 2011:

(in thousands of dollars)	Foreign Currency Translation Adjustments	Pension and Post Retirement Plans Liability	Cumulative Tax Effect on Liability	Accumulated Comprehensive Income (Loss)
Balances at December 31, 2010	$(315)	$(10,556)	$3,776	$(7,095)
Year-to date net change	(952)	—	—	(952)

Balances at September 30, 2011	$(1,267)	$(10,556)	$3,776	$(8,047)